Business Segments - Business Segments (Parenthetical) (Detail) (Black Lake [Member])	Dec. 31, 2011
Segment Reporting Information [Line Items]
Ownership interest percentage	50.00%
Affiliated Entity [Member]
Segment Reporting Information [Line Items]
Ownership interest percentage	100.00%